UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21129

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated
(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 800

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

R. Eric Chadwick

Flaherty & Crumrine Incorporated

301 E. Colorado Boulevard, Suite 800

Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code: 626-795-7300

Date of fiscal year end: November 30

Date of reporting period: July 1, 2022 – June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2022 TO JUNE 30, 2023

REGISTRANT NAME: Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

INVESTMENT COMPANY ACT FILE NUMBER: 811 - 21129

REPORTING PERIOD: 07/01/2022 - 06/30/2023

REGISTRANT  ADDRESS: 301 E. Colorado Boulevard, Suite 800, Pasadena, California 91101

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
FIFTH THIRD BANCORP	FITB	316773886	4/18/2023	Approve auditor	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/18/2023	Approve compensation of named executive officers	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/18/2023	Approve directors	Issuer	Yes	For	For
LINCOLN NATIONAL CORPORATION	LNC	534187885	5/25/2023	Approve a one year frequency of future advisory resolutions on executive compensation	Issuer	Yes	For	For
LINCOLN NATIONAL CORPORATION	LNC	534187885	5/25/2023	Approve amendment to Lincoln’s 2020 incentive compensation plan	Issuer	Yes	For	For
LINCOLN NATIONAL CORPORATION	LNC	534187885	5/25/2023	Approve auditor	Issuer	Yes	For	For
LINCOLN NATIONAL CORPORATION	LNC	534187885	5/25/2023	Approve directors	Issuer	Yes	For	For
LINCOLN NATIONAL CORPORATION	LNC	534187885	5/25/2023	Approve executive compensation	Issuer	Yes	For	For
LINCOLN NATIONAL CORPORATION	LNC	534187885	5/25/2023	Approve proposal to amend governing documents to provide an independent Chair of the Board	Security Holder	Yes	Against	For
LINCOLN NATIONAL CORPORATION	LNC	534187885	5/25/2023	Approve proposal to require shareholder ratification of executive termination pay	Security Holder	Yes	Against	For
LINCOLN NATIONAL CORPORATION	LNC	534187BR9	5/25/2023	Approve a one year frequency of future advisory resolutions on compensation of named executive officers	Issuer	Yes	For	For
LINCOLN NATIONAL CORPORATION	LNC	534187BR9	5/25/2023	Approve a proposal to require shareholder ratification of executive termination pay	Security Holder	Yes	Against	For
LINCOLN NATIONAL CORPORATION	LNC	534187BR9	5/25/2023	Approve amendment to governing documents to provide an independent Chair of the Board	Security Holder	Yes	Against	For
LINCOLN NATIONAL CORPORATION	LNC	534187BR9	5/25/2023	Approve amendment to the 2020 Incentive Compensation Plan	Issuer	Yes	For	For
LINCOLN NATIONAL CORPORATION	LNC	534187BR9	5/25/2023	Approve auditor	Issuer	Yes	For	For
LINCOLN NATIONAL CORPORATION	LNC	534187BR9	5/25/2023	Approve compensation of named executive officers	Issuer	Yes	For	For
LINCOLN NATIONAL CORPORATION	LNC	534187BR9	5/25/2023	Approve Directors	Issuer	Yes	For	For

*Complete for each series of the Registrant, as applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(Principal Executive Officer)

Date	8/16/2023

*Print the name and title of each signing officer under his or her signature.